Net income per common share - Reconciliation of numerator used for calculation of diluted net income per common share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Numerator for diluted net income per common share	$ 568,982	$ 316,135
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	(4,314)	0
Equity-settled expense	(4,769)	0
Numerator for diluted net income per common share	$ 559,899	$ 316,135